Long-Term Debt (Narrative) (Detail) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2013	May 31, 2013	Sep. 30, 2014	Dec. 31, 2013	Jul. 01, 2014	Dec. 13, 2013	Nov. 16, 2012	Nov. 16, 2012	Dec. 31, 2012
Debt Instrument [Line Items]
Senior secured notes issued	$ 1,762,049,000		$ 1,863,413,000	$ 1,762,049,000			$ 1,305,000,000	$ 1,305,000,000	$ 1,333,000,000
Exchange offer completion date			Mar. 07, 2014	Mar. 07, 2014
Debt issuance fees	200,000	200,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured notes issued									28,000,000
Credit facility, aggregate principal amount	200,000,000			200,000,000			200,000,000	200,000,000
Commitment fee			0.50%	0.50%
Credit facility, due date				Nov. 16, 2017
Variable Interest rate percentage			0.25%
Revolving Credit Facility [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage			0.50%
Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage			1.00%
Variable Interest rate description			One month, plus 1.00%
Blackstone Advisory Partners L.P. [Member]
Debt Instrument [Line Items]
Debt issuance fees					100,000
8.75% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Senior secured notes issued	837,049,000	200,000,000	938,413,000	837,049,000	100,000,000	250,000,000	380,000,000	380,000,000	380,000,000
Debt instrument interest rate	8.75%	8.75%	8.75%	8.75%		8.75%	8.75%	8.75%	8.75%
Debt instrument maturity year		Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020		Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020
Debt instrument interest rate percentage		101.75%				101.50%
Number of offerings	2			2
Debt instrument, redemption price, percentage		101.75%				101.50%
8.75% Senior Notes Due 2020 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			8.75%
Registration Rights Agreements [Member]
Debt Instrument [Line Items]
Exchange offer completion date			Oct. 29, 2013	Oct. 29, 2013
Repriced Tranche [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage			3.00%
Repriced Tranche [Member] | Revolving Credit Facility [Member] | Base Rate-based Borrowings [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage			2.00%
Former Tranche [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage			4.00%
Former Tranche [Member] | Revolving Credit Facility [Member] | Base Rate-based Borrowings [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage			3.00%
6.375% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Senior secured notes issued	$ 925,000,000		$ 925,000,000	$ 925,000,000			$ 925,000,000	$ 925,000,000	$ 925,000,000
Debt instrument interest rate	6.375%		6.375%	6.375%			6.375%	6.375%	6.375%
Debt instrument maturity year			Dec. 01, 2019	Dec. 01, 2019			Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019
6.375% Senior Secured Notes Due 2019 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			6.375%